Interest and Debt Expense (Tables)	12 Months Ended
Dec. 31, 2014
Interest Expense Debt [Abstract]
Interest And Debt Expense [Table Text Block]

(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
Interest expense	$430,278	$444,412	$427,147
Amortization of deferred financing costs	45,263	23,673	20,889
Capitalized interest and debt expense	(62,786)	(42,303)	(16,801)
	$412,755	$425,782	$431,235